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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-06463
                                   ---------------------------------------------


                         AIM International Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                    ----------------------------

Date of fiscal year end: 10/31
                         -------------------------------------------------------

Date of reporting period: 07/31/08
                          ------------------------------------------------------

Item 1.  Schedule of Investments.

                          AIM ASIA PACIFIC GROWTH FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com              APG-QTR-1 07/08           Invesco Aim Advisors, Inc.

AIM ASIA PACIFIC GROWTH FUND

SCHEDULE OF INVESTMENTS (a)
July 31, 2008
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER
  EQUITY INTERESTS-96.86%

AUSTRALIA-13.49%

BHP Billiton Ltd. (b)                                392,900   $    14,676,644
------------------------------------------------------------------------------
Boart Longyear Group (b)(c)                        3,063,000         5,846,887
------------------------------------------------------------------------------
Coca-Cola Amatil Ltd. (b)                            340,000         2,448,605
------------------------------------------------------------------------------
Cochlear Ltd. (b)                                    120,000         4,981,693
------------------------------------------------------------------------------
Computershare Ltd. (b)                             1,422,200        11,611,729
------------------------------------------------------------------------------
CSL Ltd. (b)(c)                                      192,000         6,235,373
------------------------------------------------------------------------------
CSL Ltd. (b)                                         225,923         7,337,053
------------------------------------------------------------------------------
QBE Insurance Group Ltd.                             243,000         5,169,395
------------------------------------------------------------------------------
Toll Holdings Ltd. (b)                               768,600         4,657,840
------------------------------------------------------------------------------
Virgin Blue Holdings Ltd. (b)                        768,600           556,832
------------------------------------------------------------------------------
Woolworths Ltd. (b)                                  217,200         5,101,958
==============================================================================
                                                                    68,624,009
==============================================================================

CHINA-13.52%

China Green (Holdings) Ltd.                        2,382,000         2,500,571
------------------------------------------------------------------------------
China LotSynergy Holdings Ltd. (b)(d)             36,208,000         1,591,571
------------------------------------------------------------------------------
China Mobile Ltd. (b)                                551,235         7,373,406
------------------------------------------------------------------------------
CNOOC Ltd. -ADR                                       76,600        11,289,308
------------------------------------------------------------------------------
Haitian International Holdings Ltd.                6,692,000         2,478,947
------------------------------------------------------------------------------
Kingdee International Software Group Co.
  Ltd. (e)                                        35,208,000         8,032,947
------------------------------------------------------------------------------
Kowloon Development Co. Ltd. (b)                   3,100,000         5,072,519
------------------------------------------------------------------------------
Mingyuan Medicare Development Co. Ltd. (b)        30,800,000         4,053,144
------------------------------------------------------------------------------
Minth Group Ltd.                                   3,624,000         2,378,328
------------------------------------------------------------------------------
Stella International Holdings Ltd.                 4,590,500         8,096,400
------------------------------------------------------------------------------
Xinyi Glass Holdings Co. Ltd. (b)                  9,952,000         5,917,015
------------------------------------------------------------------------------
Xiwang Sugar Holdings Co. Ltd. (b)                12,484,000         4,267,201
------------------------------------------------------------------------------
Yantai North Andre Juice Co. Ltd. -Class H        65,021,000         5,750,641
==============================================================================
                                                                    68,801,998
==============================================================================

HONG KONG-13.32%

Champion Real Estate Investment Trust (c)          3,000,000         1,430,467
------------------------------------------------------------------------------
Champion Real Estate Investment Trust              1,800,000           858,280
------------------------------------------------------------------------------
Cheung Kong (Holdings) Ltd. (b)                      724,000        10,179,666
------------------------------------------------------------------------------
Dickson Concepts (International) Ltd.              5,426,000         3,581,794
------------------------------------------------------------------------------
Esprit Holdings Ltd. (b)                           1,021,300        10,915,798
------------------------------------------------------------------------------
eSun Holdings Ltd. (d)                            10,688,000         2,328,943
------------------------------------------------------------------------------
Hongkong Land Holdings Ltd. (b)                    1,038,000         4,272,394
------------------------------------------------------------------------------
Hopewell Holdings Ltd. (b)                           514,000         1,842,867
------------------------------------------------------------------------------
Hutchison Whampoa Ltd. (b)                         1,202,000        11,282,400
------------------------------------------------------------------------------
Li & Fung Ltd. (b)                                 1,752,200         5,950,684
------------------------------------------------------------------------------
Paliburg Holdings Ltd. (b)                       116,132,400         2,612,033
------------------------------------------------------------------------------
Paliburg Holdings Ltd. -Wts., expiring
   11/08/10 (c)(d)                                12,903,600            49,619
------------------------------------------------------------------------------
Regal Hotels International Holdings Ltd.
  (b)                                            113,440,000         5,437,954
------------------------------------------------------------------------------


                                                  SHARES            VALUE
------------------------------------------------------------------------------
HONG KONG-(CONTINUED)

Wing Hang Bank Ltd. (b)                              524,000   $     7,030,764
==============================================================================
                                                                    67,773,663
==============================================================================

INDIA-3.27%

Bharat Heavy Electricals Ltd. (b)                    172,197         6,692,867
------------------------------------------------------------------------------
Infosys Technologies Ltd. (b)                        269,380         9,961,679
==============================================================================
                                                                    16,654,546
==============================================================================

INDONESIA-7.63%

Golden Agri-Resources Ltd. (b)                     6,790,000         3,537,955
------------------------------------------------------------------------------
PT Astra International Tbk (b)                     5,216,000        12,875,980
------------------------------------------------------------------------------
PT Bank Central Asia Tbk (b)                       9,745,500         3,204,055
------------------------------------------------------------------------------
PT Bank Danamon Indonesia Tbk (b)                  3,202,500         1,934,843
------------------------------------------------------------------------------
PT Indocement Tunggal Prakarsa Tbk (b)             6,064,000         4,057,072
------------------------------------------------------------------------------
PT Summarecon Agung Tbk (b)                      133,892,500         5,416,928
------------------------------------------------------------------------------
PT Telekomunikasi Indonesia -Series B (b)          9,321,000         7,813,764
==============================================================================
                                                                    38,840,597
==============================================================================

MALAYSIA-10.23%

Bumiputra-Commerce Holdings Berhad (b)             1,034,100         2,760,016
------------------------------------------------------------------------------
Digi.com Berhad (b)                                  970,000         7,402,868
------------------------------------------------------------------------------
Goldis Berhad                                      6,047,000         2,582,283
------------------------------------------------------------------------------
Kossan Rubber Industries Berhad                    6,767,000         5,197,389
------------------------------------------------------------------------------
Parkson Holdings Berhad (b)                        3,779,000         5,277,592
------------------------------------------------------------------------------
Public Bank Berhad (b)                             2,765,000         8,891,731
------------------------------------------------------------------------------
SP Setia Berhad (b)                                3,314,400         3,095,380
------------------------------------------------------------------------------
WCT Engineering Berhad (b)                        12,826,666        12,302,683
------------------------------------------------------------------------------
YTL Cement Berhad (b)                              4,163,000         4,538,771
==============================================================================
                                                                    52,048,713
==============================================================================

PHILIPPINES-6.99%

First Gen Corp. (b)(c)                             1,962,600         1,275,022
------------------------------------------------------------------------------
First Gen Corp. (b)                                1,573,900         1,022,499
------------------------------------------------------------------------------
GMA Holdings, Inc. -PDR (b)(c)(e)                  1,468,000           211,320
------------------------------------------------------------------------------
GMA Holdings, Inc. -PDR (b)(e)                    51,811,000         7,458,239
------------------------------------------------------------------------------
Philippine Long Distance Telephone Co. (b)           152,400         8,632,692
------------------------------------------------------------------------------
PNOC Energy Development Corp. (b)(c)               2,335,000           254,313
------------------------------------------------------------------------------
PNOC Energy Development Corp. (b)                 41,396,000         4,508,578
------------------------------------------------------------------------------
SM Investments Corp. (b)                           2,007,595        12,192,973
==============================================================================
                                                                    35,555,636
==============================================================================

SINGAPORE-6.91%

Ezra Holdings Ltd. (b)                             8,696,000        12,681,304
------------------------------------------------------------------------------
Keppel Corp. Ltd. (b)                              1,484,000        11,415,749
------------------------------------------------------------------------------
United Overseas Bank Ltd. (b)                        780,000        11,074,922
==============================================================================
                                                                    35,171,975
==============================================================================

       See accompanying notes which are an integral part of this schedule.

AIM ASIA PACIFIC GROWTH FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
SOUTH KOREA-9.88%

CJ CheilJedang Corp. (b)(d)                           13,148   $     3,023,635
------------------------------------------------------------------------------
CJ Corp. (b)(d)                                       91,870         5,052,046
------------------------------------------------------------------------------
Daegu Bank (b)                                       503,800         6,240,740
------------------------------------------------------------------------------
Daegu Department Store Co., Ltd. (b)                 347,300         4,071,194
------------------------------------------------------------------------------
Hana Financial Group Inc. (b)                        145,697         5,516,997
------------------------------------------------------------------------------
Hyundai Department Store Co., Ltd. (b)                59,700         5,159,656
------------------------------------------------------------------------------
Hyundai Development Co. (b)                           87,900         4,090,557
------------------------------------------------------------------------------
Hyundai H&S Co., Ltd. (b)                             40,710         2,662,829
------------------------------------------------------------------------------
Joongang Construction Co., Ltd. (b)(d)               177,470         1,809,712
------------------------------------------------------------------------------
Lotte Confectionery Co., Ltd.                          4,034         4,724,074
------------------------------------------------------------------------------
Sung Kwang Bend Co., Ltd. (b)                        156,769         4,100,746
------------------------------------------------------------------------------
TechnoSemiChem Co., Ltd. (b)                         194,076         3,799,774
==============================================================================
                                                                    50,251,960
==============================================================================

TAIWAN-6.86%

Delta Electronics Inc. (b)                         2,163,674         5,498,613
------------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd. (b)           1,841,216         8,876,515
------------------------------------------------------------------------------
Hung Poo Real Estate Development Corp. (b)         4,009,580         4,733,871
------------------------------------------------------------------------------
Taiwan Mobile Co., Ltd. (b)                        2,971,298         5,346,846
------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
   (b)                                             2,727,757         4,944,045
------------------------------------------------------------------------------
Wistron Corp.                                      3,714,305         5,477,540
==============================================================================
                                                                    34,877,430
==============================================================================

THAILAND-4.76%

Kasikornbank PCL (b)                               2,005,400         3,987,910
------------------------------------------------------------------------------
Major Cineplex Group PCL (b)                      10,003,600         4,239,330
------------------------------------------------------------------------------
Siam Commercial Bank PCL (b)                       5,241,400        11,522,998
------------------------------------------------------------------------------
Thai Stanley Electric PCL -Class F (b)             1,260,100         4,492,438
==============================================================================
                                                                    24,242,676
==============================================================================
    Total Common Stocks &
       Other Equity Interests
       (Cost $436,477,646)                                         492,843,203
==============================================================================

MONEY MARKET FUNDS-0.83%

Liquid Assets Portfolio -Institutional
  Class(f)                                         2,112,227         2,112,227
------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(f)          2,112,227         2,112,227
------------------------------------------------------------------------------
    Total Money Market Funds
      (Cost $4,224,454)                                              4,224,454
==============================================================================
TOTAL INVESTMENTS-97.69%
  (Cost $440,702,100)                                              497,067,657
==============================================================================
OTHER ASSETS LESS LIABILITIES-2.31%                                 11,763,493
==============================================================================
NET ASSETS-100.00%                                             $   508,831,150
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR    -- American Depositary Receipt
PDR    -- Philippine Deposit Receipts
Wts.   -- Warrants

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2008 was $420,916,277, which represented 82.72% of the Fund's Net Assets. See Note 1A.

(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2008 was $15,303,001, which represented 3.01% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)  Non-income producing security.

(e) Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of July 31, 2008 was $15,702,506 which represented 3.09% of the Fund's Net Assets. See Note 2.

(f) The money market fund and the Fund are affiliated by having the same investment advisor.

       See accompanying notes which are an integral part of this schedule.

AIM ASIA PACIFIC GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sales of those investments.

AIM ASIA PACIFIC GROWTH FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

AIM ASIA PACIFIC GROWTH FUND

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN OTHER AFFILIATES

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the nine months ended July 31, 2008.

                                                              CHANGE IN
                                                              UNREALIZED                                 REALIZED
                      VALUE       PURCHASES     PROCEEDS     APPRECIATION      VALUE       DIVIDEND        GAIN
                    10/31/07       AT COST     FROM SALES   (DEPRECIATION)   07/31/08       INCOME        (LOSS)
------------------------------------------------------------------------------------------------------------------
GMA Holdings,
Inc.-PDR          $  9,499,447  $    961,935  $         --  $  (2,791,823) $  7,669,559  $    192,247  $        --
------------------------------------------------------------------------------------------------------------------
Kingdee
International
Software
Group Co.
Ltd. (a)             5,749,960       878,754            --      1,404,233     8,032,947        95,822           --
==================================================================================================================
   TOTAL
   INVESTMENTS
   IN AFFILIATES  $ 15,249,407  $  1,840,689  $         --  $  (1,387,590) $ 15,702,506  $    288,069  $        --
__________________________________________________________________________________________________________________
==================================================================================================================

(a) As of July 31, 2008, the security is no longer considered an affiliate of the Fund.

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2008 was $128,636,921 and $197,860,541, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $   114,036,400
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (58,007,751)
========================================================================================
Net unrealized appreciation of investment securities                     $    56,028,649
________________________________________________________________________________________
========================================================================================

Cost of investments for tax purposes is $441,039,008.

                            AIM EUROPEAN GROWTH FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com             EGR-QTR-1 07/08            Invesco Aim Advisors, Inc.

AIM EUROPEAN GROWTH FUND

SCHEDULE OF INVESTMENTS (a)
July 31, 2008
(Unaudited)

                                                            SHARES          VALUE
-------------------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-89.97%

BELGIUM-3.55%

Colruyt S.A. (b)                                              68,300   $   19,005,790
-------------------------------------------------------------------------------------
InBev N.V. (b)                                               265,465       17,871,735
-------------------------------------------------------------------------------------
KBC Groep N.V. (b)                                            86,925        8,813,221
=====================================================================================
                                                                           45,690,746
=====================================================================================

CYPRUS-0.51%

Bank of Cyprus PCL (b)                                       493,778        6,539,491
=====================================================================================

DENMARK-1.63%

Novo Nordisk A.S. -Class B (b)                               330,066       20,998,452
=====================================================================================

FINLAND-2.19%
-------------------------------------------------------------------------------------
Nokia Oyj (b)                                                214,222        5,855,463
-------------------------------------------------------------------------------------
Nokian Renkaat Oyj (b)                                       517,950       22,328,287
=====================================================================================
                                                                           28,183,750
=====================================================================================

FRANCE-5.69%

Axa (b)                                                      439,967       12,994,898
-------------------------------------------------------------------------------------
BNP Paribas (b)                                              231,496       22,985,776
-------------------------------------------------------------------------------------
Cap Gemini S.A. (b)                                          237,883       15,263,977
-------------------------------------------------------------------------------------
Total S.A. (b)                                               286,292       21,949,808
=====================================================================================
                                                                           73,194,459
=====================================================================================

GERMANY-10.79%

Bayer A.G.                                                   355,705       30,749,590
-------------------------------------------------------------------------------------
Daimler A.G. (b)                                             131,443        7,626,795
-------------------------------------------------------------------------------------
Deutsche Boerse A.G. (b)                                     185,000       21,094,090
-------------------------------------------------------------------------------------
Merck KGaA (b)                                                91,962       11,117,560
-------------------------------------------------------------------------------------
MTU Aero Engines Holding A.G.                                396,753       12,315,616
-------------------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (b)                            72,448       23,426,084
-------------------------------------------------------------------------------------
Siemens A.G. (b)                                             165,132       20,257,533
-------------------------------------------------------------------------------------
Symrise A.G. (b)                                             711,791       12,179,509
=====================================================================================
                                                                          138,766,777
=====================================================================================

GREECE-3.71%

Intralot S.A. Integrated Lottery (b)                       2,051,652       31,777,651
-------------------------------------------------------------------------------------
OPAP S.A. (c)                                                104,000        3,731,161
-------------------------------------------------------------------------------------
OPAP S.A.                                                    341,160       12,239,644
=====================================================================================
                                                                           47,748,456
=====================================================================================

HUNGARY-1.25%

Richter Gedeon Nyrt. (b)                                      70,525       16,085,236
=====================================================================================

IRELAND-3.29%

CRH PLC                                                      396,332       10,200,604
-------------------------------------------------------------------------------------
IAWS Group PLC                                               899,915       20,775,240
-------------------------------------------------------------------------------------
Paddy Power PLC (b)                                          406,138       11,269,962
=====================================================================================
                                                                           42,245,806
=====================================================================================

                                                            SHARES          VALUE
-------------------------------------------------------------------------------------
ITALY-2.52%

Eni S.p.A. (b)                                               577,877   $   19,547,966
-------------------------------------------------------------------------------------
Finmeccanica S.p.A. (b)                                      436,601       12,890,433
=====================================================================================
                                                                           32,438,399
=====================================================================================

NETHERLANDS-5.38%

Aalberts Industries N.V. (b)                               1,009,744       15,449,725
-------------------------------------------------------------------------------------
Heineken Holding N.V. (b)                                    294,869       12,576,384
-------------------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (b)                             1,147,599       17,736,332
-------------------------------------------------------------------------------------
TNT N.V. (b)                                                 383,194       13,390,058
-------------------------------------------------------------------------------------
USG People N.V. (b)                                          665,067       10,061,294
=====================================================================================
                                                                           69,213,793
=====================================================================================

NORWAY-2.12%

Petroleum Geo-Services A.S.A. (b)(d)                         764,567       17,748,603
-------------------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (b)(d)                      754,576        9,503,863
=====================================================================================
                                                                           27,252,466
=====================================================================================

RUSSIA-1.71%

Vimpel-Communications -ADR                                   869,606       21,940,159
=====================================================================================

SPAIN-2.00%

Banco Santander S.A. (b)                                     542,048       10,459,574
-------------------------------------------------------------------------------------
Telefonica S.A. (b)                                          584,407       15,224,639
=====================================================================================
                                                                           25,684,213
=====================================================================================

SWEDEN-2.84%

Intrum Justitia A.B. (b)                                     987,725       15,814,695
-------------------------------------------------------------------------------------
Oriflame Cosmetics S.A.-SDR (b)                              320,013       20,720,043
=====================================================================================
                                                                           36,534,738
=====================================================================================

SWITZERLAND-11.65%

Bucher Industries A.G. (b)                                    71,700       16,491,467
-------------------------------------------------------------------------------------
Compagnie Financiere Richemont S.A. -Class A (b)(e)          279,508       16,773,220
-------------------------------------------------------------------------------------
Dufry Group (b)                                              187,964       13,407,572
-------------------------------------------------------------------------------------
Nestle S.A. (b)                                              707,951       31,027,877
-------------------------------------------------------------------------------------
Roche Holding A.G. (b)                                       180,409       33,317,446
-------------------------------------------------------------------------------------
Sonova Holding A.G. (b)                                      185,654       13,495,574
-------------------------------------------------------------------------------------
Syngenta A.G. (b)                                             86,638       25,254,835
=====================================================================================
                                                                          149,767,991
=====================================================================================

TURKEY-2.09%

Akbank T.A.S. (b)                                          2,495,993       13,930,035
-------------------------------------------------------------------------------------
Tupras-Turkiye Petrol Rafinerileri A.S. (b)                  475,398       12,895,192
=====================================================================================
                                                                           26,825,227
=====================================================================================

UNITED KINGDOM-27.03%

Amlin PLC (b)                                              2,826,229       14,318,854
-------------------------------------------------------------------------------------
Aviva PLC (b)                                              1,021,046       10,131,137
-------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM EUROPEAN GROWTH FUND

                                                            SHARES          VALUE
-------------------------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Balfour Beatty PLC (b)                                     1,766,700   $   13,788,812
-------------------------------------------------------------------------------------
Bunzl PLC (b)                                              1,360,864       16,982,226
-------------------------------------------------------------------------------------
Capita Group PLC (b)                                       1,364,129       18,575,703
-------------------------------------------------------------------------------------
Compass Group PLC (b)                                      1,624,742       11,700,267
-------------------------------------------------------------------------------------
Homeserve PLC (b)                                            678,386       19,706,316
-------------------------------------------------------------------------------------
IG Group Holdings PLC (b)                                  2,002,117       14,022,726
-------------------------------------------------------------------------------------
Imperial Tobacco Group PLC                                   828,798       31,049,505
-------------------------------------------------------------------------------------
Inchcape PLC (b)                                           2,992,827       14,793,573
-------------------------------------------------------------------------------------
Informa PLC                                                2,073,141       17,947,582
-------------------------------------------------------------------------------------
International Power PLC (b)                                2,511,089       20,423,862
-------------------------------------------------------------------------------------
Mitie Group PLC (b)                                        3,720,824       16,498,912
-------------------------------------------------------------------------------------
Reckitt Benckiser Group PLC (b)                              367,839       20,105,605
-------------------------------------------------------------------------------------
Reed Elsevier PLC (b)                                      1,058,525       12,031,595
-------------------------------------------------------------------------------------
Shire Ltd. (b)                                             1,105,300       18,093,330
-------------------------------------------------------------------------------------
Tesco PLC (b)                                              2,088,642       14,840,586
-------------------------------------------------------------------------------------
Ultra Electronics Holdings PLC (b)                           547,110       14,152,563
-------------------------------------------------------------------------------------
United Business Media Ltd. (b)                             1,337,221       14,901,674
-------------------------------------------------------------------------------------
Vodafone Group PLC (b)                                     4,780,464       12,835,685
-------------------------------------------------------------------------------------
WPP Group PLC (b)                                          2,164,780       20,604,992
=====================================================================================
                                                                          347,505,505
=====================================================================================
   Total Foreign Common Stocks & Other Equity
      Interests (Cost $873,768,333)                                     1,156,615,664
=====================================================================================

FOREIGN PREFERRED STOCKS-3.47%

GERMANY-3.47%

Henkel AG & Co. KGaA -Pfd.(b)                                370,130       14,734,943
-------------------------------------------------------------------------------------
Porsche Automobil Holding S.E. -Pfd.(b)                      198,080       29,864,135
=====================================================================================
   Total Foreign Preferred Stocks
      (Cost $32,234,510)                                                   44,599,078
=====================================================================================

MONEY MARKET FUNDS-6.50%

Liquid Assets Portfolio -Institutional
   Class(f)                                               41,768,892       41,768,892
-------------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(f)                 41,768,892       41,768,892
=====================================================================================
   Total Money Market Funds
      (Cost $83,537,784)                                                   83,537,784
=====================================================================================
TOTAL INVESTMENTS-99.94%
   (Cost $989,540,627)                                                  1,284,752,526
=====================================================================================
OTHER ASSETS LESS LIABILITIES-0.06%                                           765,184
-------------------------------------------------------------------------------------
NET ASSETS-100.00%                                                     $1,285,517,710
_____________________________________________________________________________________
=====================================================================================

Investment Abbreviations:

ADR  -- American Depositary Receipt
Pfd. -- Preferred
SDR  -- Swedish Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2008 was $1,040,265,641, which represented 80.92% of the Fund's Net Assets. See Note 1A.

(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2008 represented 0.29% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(d)  Non-income producing security.

(e) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(f) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM EUROPEAN GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sales of those investments.

AIM EUROPEAN GROWTH FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

AIM EUROPEAN GROWTH FUND

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2008 was $212,915,492 and $391,682,412, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    370,395,966
-----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                  (75,345,859)
=========================================================================================
Net unrealized appreciation of investment securities                     $    295,050,107
_________________________________________________________________________________________
=========================================================================================
Cost of investments for tax purposes is $989,702,419.

                             AIM GLOBAL GROWTH FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com             GLG-QTR-1 07/08            Invesco Aim Advisors, Inc.

AIM GLOBAL GROWTH FUND

SCHEDULE OF INVESTMENTS (a)
July 31, 2008
(Unaudited)

                                                            SHARES          VALUE
-------------------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-92.99%

AUSTRALIA-2.53%

BHP Billiton Ltd. (b)                                        164,874   $    6,158,811
-------------------------------------------------------------------------------------
Cochlear Ltd. (b)                                             55,915        2,321,262
=====================================================================================
                                                                            8,480,073
=====================================================================================

BELGIUM-1.89%

InBev N.V. (b)                                                60,843        4,096,096
-------------------------------------------------------------------------------------
KBC Groep N.V. (b)                                            22,225        2,253,366
=====================================================================================
                                                                            6,349,462
=====================================================================================

CANADA-2.24%

Manulife Financial Corp.                                      46,432        1,711,810
-------------------------------------------------------------------------------------
Suncor Energy, Inc.                                          106,300        5,804,222
=====================================================================================
                                                                            7,516,032
=====================================================================================

CHINA-1.23%

China Mobile Ltd. (b)                                        308,000        4,119,856
=====================================================================================

DENMARK-1.67%

Novo Nordisk A.S. -Class B (b)                                87,998        5,598,340
=====================================================================================

FRANCE-7.05%

Axa (b)                                                      129,748        3,832,247
-------------------------------------------------------------------------------------
BNP Paribas (b)                                               76,587        7,604,501
-------------------------------------------------------------------------------------
Cap Gemini S.A. (b)                                           69,602        4,466,075
-------------------------------------------------------------------------------------
Total S.A. (b)                                               100,746        7,724,126
=====================================================================================
                                                                           23,626,949
=====================================================================================

GERMANY-7.04%

Bayer A.G.                                                    97,060        8,390,535
-------------------------------------------------------------------------------------
Daimler A.G. (b)                                              29,851        1,732,062
-------------------------------------------------------------------------------------
Merck KGaA (b)                                                30,475        3,684,213
-------------------------------------------------------------------------------------
Puma AG Rudolf Dassler Sport (b)                              11,184        3,616,350
-------------------------------------------------------------------------------------
Siemens A.G. (b)                                              50,516        6,197,040
=====================================================================================
                                                                           23,620,200
=====================================================================================

GREECE-1.17%

OPAP S.A.                                                    109,643        3,933,613
=====================================================================================

HONG KONG-1.97%

Cheung Kong (Holdings) Ltd. (b)                              250,000        3,515,078
-------------------------------------------------------------------------------------
Li & Fung Ltd. (b)                                           906,000        3,076,886
=====================================================================================
                                                                            6,591,964
=====================================================================================

INDIA-1.94%

Infosys Technologies Ltd. (b)                                 41,466        1,533,414
-------------------------------------------------------------------------------------
Infosys Technologies Ltd. -ADR                               125,837        4,956,719
=====================================================================================
                                                                            6,490,133
=====================================================================================

                                                            SHARES          VALUE
-------------------------------------------------------------------------------------
INDONESIA-0.53%

PT Astra International Tbk (b)                               714,500   $    1,763,782
=====================================================================================

IRELAND-0.82%

CRH PLC                                                      107,385        2,763,824
=====================================================================================

ISRAEL-2.16%

Teva Pharmaceutical Industries Ltd. -ADR                     161,554        7,244,081
=====================================================================================

ITALY-3.06%

Eni S.p.A. (b)                                               193,560        6,547,595
-------------------------------------------------------------------------------------
Finmeccanica S.p.A. (b)                                      126,332        3,729,891
=====================================================================================
                                                                           10,277,486
=====================================================================================

JAPAN-4.75%

Keyence Corp. (b)                                             17,500        3,781,186
-------------------------------------------------------------------------------------
Komatsu Ltd. (b)                                             111,800        2,755,628
-------------------------------------------------------------------------------------
Nidec Corp. (b)                                               50,500        3,579,403
-------------------------------------------------------------------------------------
Nintendo Co., Ltd. (b)                                         3,200        1,542,961
-------------------------------------------------------------------------------------
Toyota Motor Corp. (b)                                        99,300        4,266,492
=====================================================================================
                                                                           15,925,670
=====================================================================================

MEXICO-0.70%

Grupo Televisa S.A. -ADR                                     104,894        2,359,066
=====================================================================================

NETHERLANDS-1.39%

TNT N.V. (b)                                                 133,339        4,659,303
=====================================================================================

SINGAPORE-0.81%

United Overseas Bank Ltd. (b)                                191,000        2,711,936
=====================================================================================

SOUTH AFRICA-0.70%

Standard Bank Group Ltd. (b)                                 190,543        2,338,665
=====================================================================================

SPAIN-1.88%

Banco Santander S.A. (b)                                     152,813        2,948,740
-------------------------------------------------------------------------------------
Telefonica S.A. (b)                                          128,704        3,352,923
=====================================================================================
                                                                            6,301,663
=====================================================================================

SWITZERLAND-9.40%

Compagnie Financiere Richemont S.A. -Class
   A (b)(c)                                                   75,957        4,558,165
-------------------------------------------------------------------------------------
Nestle S.A. (b)                                              179,245        7,855,899
-------------------------------------------------------------------------------------
Roche Holding A.G. (b)                                        48,744        9,001,910
-------------------------------------------------------------------------------------
Sonova Holding A.G. (b)                                       31,332        2,277,588
-------------------------------------------------------------------------------------
Syngenta A.G. (b)                                             26,861        7,829,937
=====================================================================================
                                                                           31,523,499
=====================================================================================

TAIWAN-0.68%

Taiwan Semiconductor Manufacturing Co. Ltd.
   (b)                                                     1,257,388        2,279,009
=====================================================================================

UNITED KINGDOM-10.71%

Aviva PLC (b)                                                333,200        3,306,114
=====================================================================================

See accompanying notes which are an integral part of this schedule.

AIM GLOBAL GROWTH FUND

                                                            SHARES          VALUE
-------------------------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Compass Group PLC (b)                                        403,762   $    2,907,614
-------------------------------------------------------------------------------------
Imperial Tobacco Group PLC                                   250,357        9,379,199
-------------------------------------------------------------------------------------
Reckitt Benckiser Group PLC (b)                              106,299        5,810,166
-------------------------------------------------------------------------------------
Reed Elsevier PLC (b)                                        236,205        2,684,795
-------------------------------------------------------------------------------------
Tesco PLC (b)                                                552,970        3,929,059
-------------------------------------------------------------------------------------
Vodafone Group PLC (b)                                       963,387        2,586,722
-------------------------------------------------------------------------------------
WPP Group PLC (b)                                            559,042        5,321,121
=====================================================================================
                                                                           35,924,790
=====================================================================================

UNITED STATES-26.67%

Apple Inc. (d)                                                 9,270        1,473,467
-------------------------------------------------------------------------------------
Chubb Corp. (The)                                             35,960        1,727,518
-------------------------------------------------------------------------------------
Cisco Systems, Inc. (d)                                      139,395        3,065,296
-------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                           67,100        3,455,650
-------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                         72,667        5,396,978
-------------------------------------------------------------------------------------
Exxon Mobil Corp.                                             47,095        3,787,851
-------------------------------------------------------------------------------------
Foster Wheeler Ltd. (d)                                       37,284        2,116,613
-------------------------------------------------------------------------------------
Garmin Ltd.                                                   36,472        1,300,956
-------------------------------------------------------------------------------------
General Dynamics Corp.                                        61,982        5,525,075
-------------------------------------------------------------------------------------
Gilead Sciences, Inc. (d)                                     70,846        3,824,267
-------------------------------------------------------------------------------------
Google Inc. -Class A (d)                                       3,259        1,543,951
-------------------------------------------------------------------------------------
Johnson & Johnson                                             73,843        5,056,030
-------------------------------------------------------------------------------------
Kroger Co. (The)                                             129,184        3,653,324
-------------------------------------------------------------------------------------
Microsoft Corp.                                              198,280        5,099,762
-------------------------------------------------------------------------------------
Monsanto Co.                                                  24,937        2,970,246
-------------------------------------------------------------------------------------
Mosaic Co. (The)                                              33,141        4,215,867
-------------------------------------------------------------------------------------
National-Oilwell Varco Inc. (d)                               65,671        5,163,711
-------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                    49,684        3,916,590
-------------------------------------------------------------------------------------
Peabody Energy Corp.                                          51,934        3,513,335
-------------------------------------------------------------------------------------
PepsiCo, Inc.                                                 72,645        4,835,251
-------------------------------------------------------------------------------------
Precision Castparts Corp.                                     35,921        3,356,099
-------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                    84,666        5,543,930
-------------------------------------------------------------------------------------
Raytheon Co.                                                  61,300        3,489,809
-------------------------------------------------------------------------------------
St. Jude Medical, Inc. (d)                                    67,405        3,139,725
-------------------------------------------------------------------------------------
Valero Energy Corp.                                           67,579        2,257,814
=====================================================================================
                                                                           89,429,115
=====================================================================================
   Total Foreign Common Stocks & Other Equity
      Interests
      (Cost $254,056,521)                                                 311,828,511
=====================================================================================

FOREIGN PREFERRED STOCKS-3.85%

GERMANY-3.85%

Henkel A.G. & Co. KGaA -Pfd.(b)                              127,687        5,083,243
-------------------------------------------------------------------------------------
Porsche Automobil Holding S.E. -Pfd.(b)                       52,055        7,848,231
=====================================================================================
      Total Foreign Preferred Stocks                                       12,931,474
         (Cost $9,200,626)
=====================================================================================

                                                            SHARES          VALUE
-------------------------------------------------------------------------------------
MONEY MARKET FUNDS-2.80%

Liquid Assets Portfolio-Institutional
   Class(e)                                                4,691,166   $    4,691,166
-------------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(e)                  4,691,166        4,691,166
=====================================================================================
      Total Money Market Funds
         (Cost $9,382,332)                                                  9,382,332
=====================================================================================
TOTAL INVESTMENTS-99.64%
   (Cost $272,639,479)                                                    334,142,317
=====================================================================================
OTHER ASSETS LESS LIABILITIES-0.36%                                         1,204,190
=====================================================================================
NET ASSETS-100.00%                                                     $  335,346,507
_____________________________________________________________________________________
=====================================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt
Pfd. -- Preferred

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2008 was $188,787,801, which represented 56.30% of the Fund's Net Assets. See Note 1A.

(c) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(d)  Non-income producing security.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM GLOBAL GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sales of those investments.

AIM GLOBAL GROWTH FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

AIM GLOBAL GROWTH FUND

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2008 was $150,249,848 and $183,840,277, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $ 79,782,603
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (19,167,224)
------------------------------------------------------------------------------
Net unrealized appreciation of investment securities              $ 60,615,379
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $273,526,938.

                     AIM GLOBAL SMALL & MID CAP GROWTH FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2008

                        [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com             GSMG-QTR-1 07/08           Invesco Aim Advisors, Inc.

AIM GLOBAL SMALL & MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (a)
July 31, 2008
(Unaudited)

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS-90.68%

BRAZIL-2.42%

Gafisa S.A.                                               384,300   $  6,624,593
--------------------------------------------------------------------------------
Unibanco-Uniao de Bancos Brasileiros
   S.A. -GDR                                              111,600     14,689,908
================================================================================
                                                                      21,314,501
================================================================================

CANADA-5.24%

Astral Media Inc.                                         158,400      4,789,359
--------------------------------------------------------------------------------
Gildan Activewear Inc. (b)                                224,011      5,679,306
--------------------------------------------------------------------------------
Onex Corp.                                                277,600      7,563,885
--------------------------------------------------------------------------------
Power Financial Corp.                                     263,200      8,652,094
--------------------------------------------------------------------------------
Sherritt International Corp.                              750,184      7,883,178
--------------------------------------------------------------------------------
Shoppers Drug Mart Corp. (b)(c)(d)                        216,000     11,465,013
================================================================================
                                                                      46,032,835
================================================================================

CYPRUS-0.50%

Bank of Cyprus PCL (e)                                    334,163      4,425,584
================================================================================

FINLAND-1.93%

Nokian Renkaat Oyj (e)                                    393,500     16,963,377
================================================================================

GERMANY-4.31%

Deutsche Boerse AG (e)                                    150,400     17,148,925
--------------------------------------------------------------------------------
Puma AG Rudolf Dassler Sport (c)(e)                         3,935      1,272,383
--------------------------------------------------------------------------------
Puma AG Rudolf Dassler Sport (e)                           38,700     12,513,657
--------------------------------------------------------------------------------
Symrise AG (e)                                            404,510      6,921,601
================================================================================
                                                                      37,856,566
================================================================================

GREECE-3.68%

Intralot S.A. (e)                                       1,324,157     20,509,618
--------------------------------------------------------------------------------
OPAP S.A. (c)                                             196,000      7,031,804
--------------------------------------------------------------------------------
OPAP S.A.                                                 133,630      4,794,183
================================================================================
                                                                      32,335,605
================================================================================

HONG KONG-2.30%

Hongkong Land Holdings Ltd. (e)                         3,118,000     12,833,647
--------------------------------------------------------------------------------
Regal Hotels International Holdings Ltd. (e)          154,162,000      7,390,038
================================================================================
                                                                      20,223,685
================================================================================

HUNGARY-1.21%

Richter Gedeon Nyrt. (e)                                   46,779     10,669,284
================================================================================

INDONESIA-0.75%

PT Astra International Tbk (e)                          2,677,500      6,609,554
================================================================================

IRELAND-0.80%

IAWS Group PLC                                            300,000      6,925,734
================================================================================

ISRAEL-1.44%

Israel Discount Bank -Class A(b)(e)                     6,678,391     12,698,856
================================================================================

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
JAPAN-1.90%

EXEDY Corp. (e)                                           441,600   $  9,765,785
--------------------------------------------------------------------------------
Suzuki Motor Corp. (e)                                    320,500      6,960,092
================================================================================
                                                                      16,725,877
================================================================================

MALAYSIA-0.78%

YTL Corp. Berhad (e)                                    3,382,000      6,843,323
================================================================================

MEXICO-1.00%

America Movil SAB de C.V. -Series L -ADR                  173,500      8,760,015
================================================================================

NETHERLANDS-1.81%

Koninklijke BAM Groep N.V. (e)                            629,935      9,735,750
--------------------------------------------------------------------------------
USG People N.V. (e)                                       410,334      6,207,631
================================================================================
                                                                      15,943,381
================================================================================

NORWAY-1.39%

Petroleum Geo-Services A.S.A. (b)(e)                      526,240     12,216,097
================================================================================

PHILIPPINES-2.33%

Ayala Corp. (e)                                         1,982,724     13,091,204
--------------------------------------------------------------------------------
PNOC Energy Development Corp. (c)(e)                    5,262,000        573,102
--------------------------------------------------------------------------------
PNOC Energy Development Corp. (e)                      62,317,000      6,787,154
================================================================================
                                                                      20,451,460
================================================================================

RUSSIA-2.14%

Vimpel-Communications -ADR                                745,298     18,803,869
================================================================================

SOUTH AFRICA-1.38%

Standard Bank Group Ltd. (e)                              985,825     12,099,705
================================================================================

SOUTH KOREA-1.61%

Daegu Bank (e)                                            707,840      8,768,252
--------------------------------------------------------------------------------
Hyundai Development Co. (e)                               114,970      5,350,300
================================================================================
                                                                      14,118,552
================================================================================

SWEDEN-1.10%

Oriflame Cosmetics S.A.-SDR (e)                           149,350      9,670,040
================================================================================

SWITZERLAND-3.71%

Baloise Holding AG (e)                                     55,226      5,170,754
--------------------------------------------------------------------------------
Sonova Holding AG (e)                                     140,011     10,177,690
--------------------------------------------------------------------------------
Syngenta AG (e)                                            59,368     17,305,675
================================================================================
                                                                      32,654,119
================================================================================

TAIWAN-0.90%

Taiwan Mobile Co., Ltd. (e)                             4,421,079      7,955,724
================================================================================

THAILAND-1.30%

Siam Commercial Bank PCL (e)                            5,210,500     11,455,065
================================================================================

See accompanying notes which are an integral part of this schedule.

AIM GLOBAL SMALL & MID CAP GROWTH FUND

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
TURKEY-1.13%

Tupras-Turkiye Petrol Rafinerileri A.S. (e)               367,305    $ 9,963,164
================================================================================

UNITED KINGDOM-11.24%

Bunzl PLC (e)                                             799,533      9,977,375
--------------------------------------------------------------------------------
Capita Group PLC (e)                                      856,451     11,662,519
--------------------------------------------------------------------------------
Homeserve PLC (e)                                         428,498     12,447,363
--------------------------------------------------------------------------------
IG Group Holdings PLC (e)                               1,337,914      9,370,682
--------------------------------------------------------------------------------
Inchcape PLC (e)                                        1,954,720      9,662,200
--------------------------------------------------------------------------------
Informa PLC                                             1,187,305     10,278,729
--------------------------------------------------------------------------------
International Power PLC (e)                             1,845,000     15,006,248
--------------------------------------------------------------------------------
Shire Ltd. (e)                                            789,500     12,923,807
--------------------------------------------------------------------------------
United Business Media Ltd. (e)                            674,325      7,514,518
================================================================================
                                                                      98,843,441
================================================================================

UNITED STATES-32.38%

Aeropostale, Inc. (b)                                     175,736      5,667,486
--------------------------------------------------------------------------------
Alliance Data Systems Corp. (b)                           136,065      8,728,570
--------------------------------------------------------------------------------
Alpha Natural Resources, Inc. (b)                          62,255      6,160,132
--------------------------------------------------------------------------------
Altera Corp.                                              313,966      6,891,554
--------------------------------------------------------------------------------
Amdocs Ltd. (b)                                           194,050      5,901,061
--------------------------------------------------------------------------------
Amphenol Corp. -Class A                                   119,846      5,713,059
--------------------------------------------------------------------------------
ANSYS, Inc. (b)                                           133,332      6,117,272
--------------------------------------------------------------------------------
Apollo Group Inc. -Class A (b)                             85,374      5,317,946
--------------------------------------------------------------------------------
Cameron International Corp. (b)                           137,121      6,548,899
--------------------------------------------------------------------------------
Chattem, Inc. (b)                                          90,194      5,814,807
--------------------------------------------------------------------------------
Chicago Bridge & Iron Co. N.V. -New York Shares           140,000      4,587,800
--------------------------------------------------------------------------------
Choice Hotels International, Inc.                         179,047      4,449,318
--------------------------------------------------------------------------------
Church & Dwight Co., Inc.                                 144,639      7,936,342
--------------------------------------------------------------------------------
CommScope, Inc. (b)                                        89,666      3,998,207
--------------------------------------------------------------------------------
Corrections Corp. of America (b)                          236,559      6,630,749
--------------------------------------------------------------------------------
Crown Holdings, Inc. (b)                                  254,806      7,142,212
--------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The) -Class A                     131,381      5,793,902
--------------------------------------------------------------------------------
Flowserve Corp.                                            47,417      6,322,583
--------------------------------------------------------------------------------
General Cable Corp. (b)                                    96,639      5,569,306
--------------------------------------------------------------------------------
Hanesbrands, Inc. (b)                                     188,658      4,044,828
--------------------------------------------------------------------------------
Hologic, Inc. (b)                                         284,845      5,261,087
--------------------------------------------------------------------------------
Humana Inc. (b)                                           143,887      6,318,078
--------------------------------------------------------------------------------
IHS Inc. -Class A (b)                                      95,118      5,919,193
--------------------------------------------------------------------------------
IntercontinentalExchange Inc. (b)                          47,659      4,756,368
--------------------------------------------------------------------------------
Intersil Corp. -Class A                                   109,484      2,641,849
--------------------------------------------------------------------------------
Intrepid Potash, Inc. (b)                                  33,107      1,830,817
--------------------------------------------------------------------------------
ITT Educational Services, Inc. (b)                         47,624      4,218,534
--------------------------------------------------------------------------------
Jarden Corp. (b)                                          271,026      6,512,755
--------------------------------------------------------------------------------
Joy Global Inc.                                            87,536      6,321,850
--------------------------------------------------------------------------------
Juniper Networks, Inc. (b)                                103,828      2,702,643
--------------------------------------------------------------------------------
Lam Research Corp. (b)                                    151,245      4,974,448
--------------------------------------------------------------------------------
Landstar System, Inc.                                     114,163      5,774,365
--------------------------------------------------------------------------------
McAfee Inc. (b)                                           192,944      6,318,916
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                              137,050      5,573,824
--------------------------------------------------------------------------------
Moody's Corp.                                             157,000      5,465,170
--------------------------------------------------------------------------------
MSCI Inc.- Class A (b)                                    160,660      4,779,635
--------------------------------------------------------------------------------
Noble Corp.                                               117,372      6,088,086
--------------------------------------------------------------------------------
Owens-Illinois, Inc. (b)                                   73,593      3,108,568
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
UNITED STATES-(CONTINUED)

Pactiv Corp. (b)                                          225,744   $  5,442,688
--------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. (b)                         115,036      5,596,501
--------------------------------------------------------------------------------
Precision Castparts Corp.                                  57,227      5,346,719
--------------------------------------------------------------------------------
Rowan Cos., Inc.                                          133,213      5,301,877
--------------------------------------------------------------------------------
SBA Communications Corp. -Class A (b)                     157,478      5,966,841
--------------------------------------------------------------------------------
Shaw Group Inc. (The) (b)                                 115,358      6,667,692
--------------------------------------------------------------------------------
SLM Corp. (b)                                             332,845      5,701,635
--------------------------------------------------------------------------------
Southwestern Energy Co. (b)                               157,093      5,704,047
--------------------------------------------------------------------------------
Steel Dynamics, Inc.                                      167,318      5,300,634
--------------------------------------------------------------------------------
TD Ameritrade Holding Corp. (b)                           331,999      6,610,100
--------------------------------------------------------------------------------
Ulta Salon, Cosmetics & Fragrance, Inc. (b)               561,017      5,290,390
--------------------------------------------------------------------------------
Waters Corp. (b)                                           96,944      6,586,375
--------------------------------------------------------------------------------
XL Capital Ltd. -Class A                                  409,055      7,317,994
================================================================================
                                                                     284,735,712
================================================================================
   Total Common Stocks & Other Equity Interests
      (Cost $662,668,070)                                            797,295,125
================================================================================

MONEY MARKET FUNDS-7.22%

Liquid Assets Portfolio -Institutional Class(f)        31,731,198     31,731,198
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(f)              31,731,198     31,731,198
--------------------------------------------------------------------------------
   Total Money Market Funds
      (Cost $63,462,396)                                              63,462,396
================================================================================
TOTAL INVESTMENTS-97.90%
   (Cost $726,130,466)                                               860,757,521
================================================================================
OTHER ASSETS LESS LIABILITIES-2.10%                                   18,475,700
================================================================================
NET ASSETS-100.00%                                                  $879,233,221
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
SDR -- Swedish Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2008 was $20,342,302, which represented 2.31% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at July 31, 2008 represented 1.30% of the Fund's Net Assets. See Note 1A.

See accompanying notes which are an integral part of this schedule.

AIM GLOBAL SMALL & MID CAP GROWTH FUND

(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2008 was $388,617,743, which represented 44.20% of the Fund's Net Assets. See Note 1A.

(f) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM GLOBAL SMALL & MID CAP GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sales of those investments.

AIM GLOBAL SMALL & MID CAP GROWTH FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

AIM GLOBAL SMALL & MID CAP GROWTH FUND

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2008 was $527,841,879 and $595,029,105 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $196,460,927
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (61,325,969)
================================================================================
Net unrealized appreciation of investment securities                $135,134,958
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $725,622,563.

                       AIM INTERNATIONAL CORE EQUITY FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            I-ICE-QTR-1 07/08           Invesco Aim Advisors, Inc.

AIM INTERNATIONAL CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (a)
July 31, 2008
(Unaudited)

                                                        SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.80%

BRAZIL-0.92%

Companhia Energetica de Minas Gerais S.A. -ADR            48,053   $   1,141,251
--------------------------------------------------------------------------------
Companhia Vale do Rio Doce -ADR                           28,895         867,717
--------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica S.A. -ADR               24,800         757,888
--------------------------------------------------------------------------------
Natura Cosmeticos S.A.                                    68,600         804,998
--------------------------------------------------------------------------------
Petroleo Brasileiro S.A. -ADR                             16,700         933,697
================================================================================
                                                                       4,505,551
================================================================================

CANADA-0.61%

EnCana Corp.                                              41,100       2,973,875
================================================================================

CHINA-0.31%

China COSCO Holdings Co. Ltd. -Class H (b)               271,500         652,800
--------------------------------------------------------------------------------
CNOOC Ltd. (b)                                           595,000         876,966
================================================================================
                                                                       1,529,766
================================================================================

DENMARK-1.24%

Danske Bank A.S. (b)(c)                                  215,100       6,075,903
================================================================================

EGYPT-0.10%

Orascom Telecom Holding S.A.E. -GDR(c)                     9,858         514,588
================================================================================

FINLAND-4.19%

Nokia Oyj (b)                                            514,400      14,060,415
--------------------------------------------------------------------------------
UPM-Kymmene Oyj (b)                                      409,500       6,473,764
================================================================================
                                                                      20,534,179
================================================================================

FRANCE-9.17%

Credit Agricole S.A.                                     299,880       6,441,163
--------------------------------------------------------------------------------
Publicis Groupe (b)                                      199,800       6,504,945
--------------------------------------------------------------------------------
Sanofi-Aventis (b)                                       169,600      11,902,440
--------------------------------------------------------------------------------
Societe Generale -ADR(d)                                 391,900       7,318,027
--------------------------------------------------------------------------------
Thomson (b)                                              608,200       2,658,257
--------------------------------------------------------------------------------
Total S.A. -ADR                                          131,500      10,059,750
================================================================================
                                                                      44,884,582
================================================================================

GERMANY-4.33%

BASF S.E.                                                112,900       7,165,797
--------------------------------------------------------------------------------
Bayerische Motoren Werke A.G. (b)                        145,400       6,527,247
--------------------------------------------------------------------------------
Commerzbank A.G. (b)                                     231,900       7,501,316
================================================================================
                                                                      21,194,360
================================================================================

HONG KONG-2.54%

Cheung Kong (Holdings) Ltd. (b)                          241,000       3,388,535
--------------------------------------------------------------------------------
Denway Motors Ltd. (b)                                 1,720,000         612,885
--------------------------------------------------------------------------------
Hutchison Whampoa Ltd. (b)                               897,100       8,420,500
================================================================================
                                                                      12,421,920
================================================================================

                                                        SHARES         VALUE
--------------------------------------------------------------------------------
INDIA-0.28%

Reliance Communications Ltd. (b)                          57,200   $     667,872
--------------------------------------------------------------------------------
State Bank of India -GDR(c)                               10,650         700,770
================================================================================
                                                                       1,368,642
================================================================================

INDONESIA-0.28%

PT Astra International Tbk (b)                           282,000         696,132
--------------------------------------------------------------------------------
PT Telekomunikasi Indonesia -Series B (b)                785,500         658,482
================================================================================
                                                                       1,354,614
================================================================================

ISRAEL-0.36%

Makhteshim-Agan Industries Ltd. (b)                       89,400         772,641
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd. -ADR                  21,900         981,996
================================================================================
                                                                       1,754,637
================================================================================

ITALY-1.66%

Eni S.p.A -ADR(c)                                        120,300       8,108,220
================================================================================

JAPAN-23.17%

Canon Inc. (b)                                           225,100      10,285,236
--------------------------------------------------------------------------------
East Japan Railway Co. (b)                                   893       6,987,844
--------------------------------------------------------------------------------
FUJIFILM Holdings Corp. (b)                              306,000       9,586,694
--------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc. (b)               1,233,100      10,864,251
--------------------------------------------------------------------------------
Murata Manufacturing Co., Ltd. (b)(c)                     98,500       4,054,028
--------------------------------------------------------------------------------
Nippon Telegraph and Telephone Corp. (b)                   1,108       5,616,140
--------------------------------------------------------------------------------
Nissan Motor Co., Ltd. (b)                               630,000       4,843,871
--------------------------------------------------------------------------------
NOK Corp. (b)(c)                                         273,500       3,944,500
--------------------------------------------------------------------------------
NTT DoCoMo, Inc. (b)                                       3,925       6,326,287
--------------------------------------------------------------------------------
Seven & I Holdings Co., Ltd. (b)                         294,500       9,000,829
--------------------------------------------------------------------------------
SMC Corp. (b)(c)                                          93,200       9,275,512
--------------------------------------------------------------------------------
Sony Corp. -ADR                                          182,100       6,859,707
--------------------------------------------------------------------------------
Sumitomo Chemical Co., Ltd. (b)                        1,451,000       9,511,240
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd. (b)                       109,300       5,805,468
--------------------------------------------------------------------------------
Tokyo Electron Ltd. (b)(c)                               105,800       5,937,029
--------------------------------------------------------------------------------
Toyota Motor Corp. (b)                                   105,700       4,541,471
================================================================================
                                                                     113,440,107
================================================================================

MEXICO-0.42%

Cemex S.A.B. de C.V. -CPO(e)(f)                          494,100       1,050,800
--------------------------------------------------------------------------------
Fomento Economico Mexicano, S.A.B. de C.V. -ADR           21,500         985,990
================================================================================
                                                                       2,036,790
================================================================================

NETHERLANDS-8.59%

Aegon N.V. (b)                                           457,900       5,375,496
--------------------------------------------------------------------------------
Heineken N.V. (b)                                        283,500      13,185,989
--------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics
   N.V. -New York Shares                                 121,800       4,053,504
--------------------------------------------------------------------------------
TNT N.V. (b)                                             283,550       9,908,169
================================================================================

See accompanying notes which are an integral part of this schedule.

AIM INTERNATIONAL CORE EQUITY FUND

                                                        SHARES         VALUE
--------------------------------------------------------------------------------
NETHERLANDS-(CONTINUED)

Unilever N.V.                                            344,600   $   9,535,681
================================================================================
                                                                      42,058,839
================================================================================

NORWAY-1.16%

StatoilHydro A.S.A. (b)                                  174,400       5,666,065
================================================================================

RUSSIA-0.70%

Evraz Group S.A. -GDR, REGS(b)(g)                         12,600       1,203,501
--------------------------------------------------------------------------------
Gazprom -ADR(b)                                           26,450       1,267,259
--------------------------------------------------------------------------------
LUKOIL -ADR(d)                                            11,300         943,550
================================================================================
                                                                       3,414,310
================================================================================

SOUTH AFRICA-0.43%

Barloworld Ltd. (b)                                       53,700         488,607
--------------------------------------------------------------------------------
Sasol Ltd. (b)                                            12,500         663,803
--------------------------------------------------------------------------------
Standard Bank Group Ltd. (b)                              79,200         972,076
================================================================================
                                                                       2,124,486
================================================================================

SOUTH KOREA-1.04%

Daelim Industrial Co., Ltd. (b)                            9,958         887,834
--------------------------------------------------------------------------------
Hyundai Motor Co. (b)                                     13,950         973,696
--------------------------------------------------------------------------------
LG Electronics Inc. (b)                                    5,945         604,786
--------------------------------------------------------------------------------
Lotte Shopping Co., Ltd. (b)                               2,400         710,997
--------------------------------------------------------------------------------
POSCO (b)                                                  1,915       1,019,350
--------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.                              1,600         891,788
================================================================================
                                                                       5,088,451
================================================================================

SPAIN-1.28%

Repsol YPF, S.A. -ADR(c)                                 188,070       6,287,180
================================================================================

SWEDEN-3.80%

Nordea Bank A.B. (b)                                     308,800       4,402,348
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson -Class B (b)           1,353,900      14,184,159
================================================================================
                                                                      18,586,507
================================================================================

SWITZERLAND-11.19%

Credit Suisse Group A.G. (b)                             181,800       9,127,122
--------------------------------------------------------------------------------
Holcim Ltd. (b)                                           65,800       4,688,155
--------------------------------------------------------------------------------
Nestle S.A. (b)                                          151,000       6,617,986
--------------------------------------------------------------------------------
Novartis A.G. (b)                                        311,650      18,473,964
--------------------------------------------------------------------------------
Swisscom A.G. (b)                                         18,891       6,096,794
--------------------------------------------------------------------------------
Zurich Financial Services A.G. (b)                        37,100       9,747,865
================================================================================
                                                                      54,751,886
================================================================================

TAIWAN-0.57%

AU Optronics Corp. -ADR                                   53,744         607,309
--------------------------------------------------------------------------------
Chinatrust Financial Holding Co. Ltd. (b)                909,000         654,004
--------------------------------------------------------------------------------
High Tech Computer Corp. (b)                              60,300         944,377
--------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd. -ADR          62,765         596,266
================================================================================
                                                                       2,801,956
================================================================================

THAILAND-0.22%

PTT PCL (b)                                              145,300       1,088,911
================================================================================

                                                        SHARES         VALUE
--------------------------------------------------------------------------------
TURKEY-0.17%

Turkiye Is Bankasi -Class C(b)                           175,975   $     815,678
================================================================================

UNITED KINGDOM-18.07%

BAE Systems PLC (b)                                      527,000       4,686,800
--------------------------------------------------------------------------------
Barclays PLC                                           1,715,264      11,491,901
--------------------------------------------------------------------------------
BP PLC (b)                                             1,090,100      11,196,574
--------------------------------------------------------------------------------
Diageo PLC (b)                                           417,700       7,265,375
--------------------------------------------------------------------------------
GlaxoSmithKline PLC (b)                                  320,700       7,466,309
--------------------------------------------------------------------------------
HSBC Holdings PLC -ADR(c)                                144,445      11,918,157
--------------------------------------------------------------------------------
Kingfisher PLC (b)                                     2,311,100       5,372,230
--------------------------------------------------------------------------------
Morrison (William) Supermarkets PLC (b)                  796,700       4,061,703
--------------------------------------------------------------------------------
National Grid PLC (b)                                    565,300       7,450,164
--------------------------------------------------------------------------------
Reed Elsevier PLC (b)                                          1              10
--------------------------------------------------------------------------------
Royal Dutch Shell PLC -ADR                                79,300       5,613,647
--------------------------------------------------------------------------------
Vodafone Group PLC (b)                                 4,437,700      11,915,354
================================================================================
                                                                      88,438,224
================================================================================
      Total Common Stocks & Other Equity Interests
         (Cost $461,318,575)                                         473,820,227
================================================================================

PREFERRED STOCKS-0.11%

BRAZIL-0.11%

Banco Bradesco S.A., Pfd.
   (Cost $350,340)                                        24,996         529,028
================================================================================

MONEY MARKET FUNDS-2.70%

Liquid Assets Portfolio -Institutional Class(h)        6,602,019       6,602,019
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(h)              6,602,020       6,602,020
================================================================================
      Total Money Market Funds
         (Cost $13,204,039)                                           13,204,039
================================================================================
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from securities
   on loan)-99.61%
   (Cost $474,872,954)                                               487,553,294
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
   ON LOAN

MONEY MARKET FUNDS-3.71%

Liquid Assets Portfolio -Institutional Class
   (Cost $18,168,527)(h)(i)                           18,168,527      18,168,527
================================================================================
TOTAL INVESTMENTS-103.32%
   (Cost $493,041,481)                                               505,721,821
================================================================================
OTHER ASSETS LESS LIABILITIES-(3.32)%                                (16,233,073)
================================================================================
NET ASSETS-100.00%                                                 $ 489,488,748
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR  -- American Depositary Receipt
CPO  -- Certificates of Ordinary Participation
GDR  -- Global Depositary Receipt
Pfd. -- Preferred
REGS -- Regulation S

See accompanying notes which are an integral part of this schedule.

AIM INTERNATIONAL CORE EQUITY FUND

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2008 was $364,215,010, which represented 74.41% of the Fund's Net Assets. See Note 1A.

(c)  All or a portion of this security was out on loan at July 31, 2008.

(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2008 was $8,261,577, which represented 1.69% of the Fund's Net Assets. See Note 1A.

(e)  Each unit represents two Series A shares and one Series B share.

(f)  Non-income producing security.

(g) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2008 represented 0.25% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(h) The money market fund and the Fund are affiliated by having the same investment advisor.

(i) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

AIM INTERNATIONAL CORE EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sales of those investments.

AIM INTERNATIONAL CORE EQUITY FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

AIM INTERNATIONAL CORE EQUITY FUND

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2008 was $155,146,726 and $160,658,646, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 57,700,855
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (48,602,283)
===============================================================================
Net unrealized appreciation of investment securities               $  9,098,572
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $496,623,249.

                          AIM INTERNATIONAL GROWTH FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com             IGR-QTR-1 07/08            Invesco Aim Advisors, Inc.

AIM INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS(a)
July 31, 2008
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS-87.84%

AUSTRALIA-2.49%

BHP Billiton Ltd. (b)                              1,611,179   $    60,185,036
------------------------------------------------------------------------------
Cochlear Ltd. (b)                                    577,800        23,986,854
==============================================================================
                                                                    84,171,890
==============================================================================

BELGIUM-2.07%

InBev N.V. (b)                                       696,197        46,869,638
------------------------------------------------------------------------------
KBC Groep N.V. (b)                                   228,027        23,119,383
==============================================================================
                                                                    69,989,021
==============================================================================

BRAZIL-0.95%

Petroleo Brasileiro S.A. -ADR                        703,566        32,251,465
==============================================================================

CANADA-3.84%

Canadian National Railway Co.                        545,600        28,773,280
------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                      429,900        33,700,936
------------------------------------------------------------------------------
Manulife Financial Corp.                             479,027        17,660,305
------------------------------------------------------------------------------
Suncor Energy, Inc.                                  913,800        49,895,559
==============================================================================
                                                                   130,030,080
==============================================================================

CHINA-1.33%

China Mobile Ltd. (b)                              3,369,850        45,075,642
==============================================================================

DENMARK-1.34%

Novo Nordisk A.S. -Class B (b)                       713,612        45,399,245
==============================================================================

FINLAND-0.64%

Nokia Oyj (b)                                        792,269        21,655,582
==============================================================================

FRANCE-5.49%

Axa (b)                                            1,204,171        35,566,485
------------------------------------------------------------------------------
BNP Paribas (b)                                      594,941        59,073,075
------------------------------------------------------------------------------
Cap Gemini S.A. (b)                                  539,284        34,603,644
==============================================================================
Total S.A. (b)                                       738,199        56,597,203
==============================================================================
                                                                   185,840,407
==============================================================================

GERMANY-7.43%

Bayer A.G.                                           970,132        83,864,891
------------------------------------------------------------------------------
Daimler A.G. (b)                                     339,878        19,720,943
------------------------------------------------------------------------------
Deutsche Boerse A.G. (b)                             158,244        18,043,315
------------------------------------------------------------------------------
Merck KGaA (b)                                       334,065        40,386,112
------------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (b)                   128,530        41,560,216
------------------------------------------------------------------------------
Siemens A.G. (b)                                     389,407        47,770,421
==============================================================================
                                                                   251,345,898
==============================================================================

GREECE-0.81%

OPAP S.A.                                            766,840        27,511,574
==============================================================================

HONG KONG-3.73%

Esprit Holdings Ltd. (b)                           5,074,600        54,238,041
------------------------------------------------------------------------------
Hutchison Whampoa Ltd. (b)                         4,829,000        45,326,712
------------------------------------------------------------------------------

                                                  SHARES            VALUE
------------------------------------------------------------------------------
HONG KONG-(CONTINUED)

Li & Fung Ltd. (b)                                 7,840,000   $    26,625,591
==============================================================================
                                                                   126,190,344
==============================================================================

INDIA-2.54%

Bharat Heavy Electricals Ltd. (b)                    606,648        23,578,892
------------------------------------------------------------------------------
Infosys Technologies Ltd. (b)                      1,689,518        62,478,415
==============================================================================
                                                                    86,057,307
==============================================================================

INDONESIA-1.79%

PT Astra International Tbk (b)                     7,557,500        18,656,099
------------------------------------------------------------------------------
PT Telekomunikasi Indonesia -Series B (b)         49,788,000        41,737,119
==============================================================================
                                                                    60,393,218
==============================================================================

IRELAND-0.65%

CRH PLC                                              854,233        21,985,843
==============================================================================

ISRAEL-2.00%

Teva Pharmaceutical Industries Ltd. -ADR           1,512,906        67,838,705
==============================================================================

ITALY-2.54%

Eni S.p.A. (b)                                     1,488,436        50,349,636
------------------------------------------------------------------------------
Finmeccanica S.p.A. (b)                            1,206,270        35,614,536
==============================================================================
                                                                    85,964,172
==============================================================================

JAPAN-7.01%

Denso Corp. (b)                                      730,000        18,932,261
------------------------------------------------------------------------------
Fanuc Ltd. (b)                                       410,000        32,210,829
------------------------------------------------------------------------------
Keyence Corp. (b)                                    175,100        37,833,468
------------------------------------------------------------------------------
Komatsu Ltd. (b)                                   1,256,200        30,962,614
------------------------------------------------------------------------------
Nidec Corp. (b)                                      510,800        36,205,128
------------------------------------------------------------------------------
Nintendo Co., Ltd. (b)                                32,400        15,622,477
------------------------------------------------------------------------------
Suzuki Motor Corp. (b)                             1,218,900        26,470,067
------------------------------------------------------------------------------
Toyota Motor Corp. (b)                               908,200        39,021,430
==============================================================================
                                                                   237,258,274
==============================================================================

MEXICO-3.67%

America Movil SAB de C.V. -Series L -ADR           1,099,699        55,523,802
------------------------------------------------------------------------------
Desarrolladora Homex S.A. de C.V.
   -ADR(c)(d)                                        583,842        32,636,768
------------------------------------------------------------------------------
Grupo Televisa S.A. -ADR                           1,059,193        23,821,251
------------------------------------------------------------------------------
Urbi, Desarrollos Urbanos, S.A. de C.V.
   (d)                                             3,635,200        12,040,024
==============================================================================
                                                                   124,021,845
==============================================================================

NETHERLANDS-2.38%

Heineken Holding N.V. (b)                            780,295        33,280,167
------------------------------------------------------------------------------
TNT N.V. (b)                                       1,348,196        47,110,399
==============================================================================
                                                                    80,390,566
==============================================================================

See accompanying notes which are an integral part of this schedule.

AIM INTERNATIONAL GROWTH FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
NORWAY-1.02%

Petroleum Geo-Services A.S.A. (b)(d)               1,486,138   $    34,499,100
==============================================================================

SINGAPORE-3.00%

Keppel Corp. Ltd. (b)                              6,322,000        48,632,323
------------------------------------------------------------------------------
United Overseas Bank Ltd. (b)                      3,729,000        52,946,646
==============================================================================
                                                                   101,578,969
==============================================================================

SOUTH AFRICA-0.73%

Standard Bank Group Ltd. (b)                       2,014,609        24,726,674
==============================================================================

SOUTH KOREA-0.79%

Hana Financial Group Inc. (b)                        704,570        26,679,416
==============================================================================

SPAIN-2.66%

Banco Santander S.A. (b)                           1,243,802        24,000,898
------------------------------------------------------------------------------
Telefonica S.A. (b)                                2,539,705        66,162,950
==============================================================================
                                                                    90,163,848
==============================================================================

SWITZERLAND-9.28%

Compagnie Financiere Richemont S.A. -Class
   A (b)(e)                                          713,914        42,841,838
------------------------------------------------------------------------------
Nestle S.A. (b)                                    1,689,454        74,044,914
------------------------------------------------------------------------------
Roche Holding A.G. (b)                               515,527        95,206,131
------------------------------------------------------------------------------
Sonova Holding A.G. (b)                              409,589        29,773,873
------------------------------------------------------------------------------
Syngenta A.G. (b)                                    247,582        72,169,747
==============================================================================
                                                                   314,036,503
==============================================================================

TAIWAN-2.09%

Hon Hai Precision Industry Co., Ltd. (b)           9,866,088        47,564,477
------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
   Ltd. (b)                                       12,839,548        23,271,616
==============================================================================
                                                                    70,836,093
==============================================================================

TURKEY-0.71%

Akbank T.A.S. (b)                                  4,287,337        23,927,452
==============================================================================

UNITED KINGDOM-14.86%

Aviva PLC (b)                                      2,286,416        22,686,534
------------------------------------------------------------------------------
Capita Group PLC (b)                               2,303,993        31,374,079
------------------------------------------------------------------------------
Compass Group PLC (b)                              4,691,883        33,787,692
------------------------------------------------------------------------------
Imperial Tobacco Group PLC                         2,155,924        80,768,020
------------------------------------------------------------------------------
Informa PLC                                        3,652,069        31,616,666
------------------------------------------------------------------------------
International Power PLC (b)                        4,885,633        39,737,139
------------------------------------------------------------------------------
Reckitt Benckiser Group PLC (b)                      970,628        53,053,275
------------------------------------------------------------------------------
Reed Elsevier PLC (b)                              2,731,201        31,043,862
------------------------------------------------------------------------------
Shire Ltd. (b)                                     2,420,877        39,628,813
------------------------------------------------------------------------------
Tesco PLC (b)                                      7,544,730        53,608,139
------------------------------------------------------------------------------
Vodafone Group PLC (b)                            14,147,829        37,987,332
------------------------------------------------------------------------------
WPP Group PLC (b)                                  4,995,404        47,547,677
==============================================================================
                                                                   502,839,228
==============================================================================
      Total Common Stocks & Other Equity
         Interests
         (Cost $2,358,113,588)                                   2,972,658,361
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
PREFERRED STOCKS-3.20%

GERMANY-3.20%

Henkel A.G. & Co. KGaA -Pfd.(b)                      932,558   $    37,125,303
------------------------------------------------------------------------------
Porsche Automobil Holding S.E. -Pfd.(b)              472,100        71,177,595
==============================================================================
      Total Preferred Stocks
         (Cost $86,975,039)                                        108,302,898
==============================================================================

MONEY MARKET FUNDS-7.90%

Liquid Assets Portfolio -Institutional
   Class(f)                                      133,745,771       133,745,771
------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(f)        133,745,771       133,745,771
==============================================================================
      Total Money Market Funds
         (Cost $267,491,542)                                       267,491,542
==============================================================================
TOTAL INVESTMENTS-98.94%
   (Cost $2,712,580,169)                                         3,348,452,801
==============================================================================
OTHER ASSETS LESS LIABILITIES-1.06%                                 35,869,227
==============================================================================
NET ASSETS-100.00%                                             $ 3,384,322,028
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt
Pfd. -- Preferred

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2008 was $2,481,072,169, which represented 73.31% of the Fund's Net Assets. See Note 1A.

(c) Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of July 31, 2008 represented 0.96% of the Fund's Net Assets. See Note 2.

(d)  Non-income producing security.

(e) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(f) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM INTERNATIONAL GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sales of those investments.

AIM INTERNATIONAL GROWTH FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

AIM INTERNATIONAL GROWTH FUND

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES.

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the nine months ended July 31, 2008.

                                                         CHANGE IN
                                                        UNREALIZED
                   VALUE      PURCHASES    PROCEEDS    APPRECIATION      VALUE     DIVIDEND    REALIZED
                  10/31/07     AT COST    FROM SALES  (DEPRECIATION)   07/31/08     INCOME   GAIN (LOSS)
--------------------------------------------------------------------------------------------------------
Desarrolladora
   Homex S.A.
   de C.V.-
   ADR          $17,333,990  $15,866,453      $--       $(563,675)    $32,636,768    $--         $--
========================================================================================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2008 was $1,017,219,193 and $958,546,809, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

        UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                       $ 758,467,723
----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                      (129,209,942)
----------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                             $ 629,257,781
______________________________________________________________________________________________
==============================================================================================
Cost of investments for tax purposes is $2,719,195,020.

Item 2. Controls and Procedures.

     (a) As of September 24, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 24, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM International Mutual Funds

By:   /s/ Philip A. Taylor
      -----------------------------------------------------------
      Philip A. Taylor
      Principal Executive Officer

Date: September 29, 2008


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /s/ Philip A. Taylor
      -----------------------------------------------------------
      Philip A. Taylor
      Principal Executive Officer

Date: September 29, 2008


By:   /s/ Sidney M. Dilgren
      -----------------------------------------------------------
      Sidney M. Dilgren
      Principal Financial Officer

Date: September 29, 2008

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.